United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Six months ended 5/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Stock and Bond Fund

Established 1934

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.11
Income From Investment Operations:	0.07
Net investment income
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.81
Less Distributions:
Distributions from net investment income	(0.11)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	--
TOTAL DISTRIBUTIONS	(0.11)
Net Asset Value, End of Period	$13.81
Total Return [2]	6.92%

Ratios to Average Net Assets:
Net expenses	1.25	% [5,6]
Net investment income	2.31	% [5]
Expense waiver/reimbursement [7]	0.32	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$129,819
Portfolio turnover	134%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% and 0.02% on the total return for the years ended November 30, 2006 and 2005, respectively.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.24%, 1.25%, 1.24%, 1.16%, 1.16% and 1.29% for the six months ended May 31, 2009 and for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006	[1]	2005		2004
$19.99		$20.55		$18.95		$18.38		$17.38
0.40		0.41		0.38		0.31		0.36

(4.91)		1.42		1.93		0.56		1.01
(4.51)		1.83		2.31		0.87		1.37

(0.42)		(0.40)		(0.38)		(0.30)		(0.37)
(1.95)		(1.99)		(0.33)		--		--
(2.37)		(2.39)		(0.71)		(0.30)		(0.37)
$13.11		$19.99		$20.55		$18.95		$18.38
(25.39)%		9.88%		12.55	% [3]	4.75	% [3,4]	7.89%

1.25	% [6]	1.25	% [6]	1.17	% [6]	1.16	% [6]	1.29	% [6]
2.48%		2.07%		1.90%		1.63%		1.72%
0.19%		0.10%		0.12%		0.08%		0.01%

$125,373		$195,687		$198,289		$234,204		$237,428
190%		135%		106%		50%		47%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.09
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.75
Less Distributions:
Distributions from net investment income	(0.06)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	--
TOTAL DISTRIBUTIONS	(0.06)
Net Asset Value, End of Period	$13.78
Total Return [2]	6.43%

Ratios to Average Net Assets:
Net expenses	2.05	% [4,5]
Net investment income	1.53	% [4]
Expense waiver/reimbursement [6]	0.33	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,622
Portfolio turnover	134%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.04%, 2.05%, 2.03%, 1.98%, 1.95% and 2.04% for the six months ended May 31, 2009 and for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006	[1]	2005		2004
$19.96		$20.52		$18.93		$18.36		$17.36

0.26		0.25		0.20		0.14		0.23
(4.89)		1.43		1.94		0.58		1.00
(4.63)		1.68		2.14		0.72		1.23

(0.29)		(0.25)		(0.22)		(0.15)		(0.23)
(1.95)		(1.99)		(0.33)		--		--
(2.24)		(2.24)		(0.55)		(0.15)		(0.23)
$13.09		$19.96		$20.52		$18.93		$18.36
(25.97)%		9.05%		11.59%		3.95	% [3]	7.08%

2.05	% [5]	2.03	% [5]	1.99	% [5]	1.95	% [5]	2.04	% [5]
1.72%		1.31%		1.07%		0.84%		0.97%
0.17%		0.10%		0.11%		0.06%		0.01%

$21,637		$41,365		$50,182		$63,151		$73,911
190%		135%		106%		50%		47%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.04
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.75
Less Distributions:
Distributions from net investment income	(0.06)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	--
TOTAL DISTRIBUTIONS	(0.06)
Net Asset Value, End of Period	$13.73
Total Return [2]	6.46%

Ratios to Average Net Assets:
Net expenses	2.05	% [4,5]
Net investment income	1.51	% [4]
Expense waiver/reimbursement [6]	0.27	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,915
Portfolio turnover	134%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.04%, 2.05%, 2.00%, 1.95%, 1.93% and 2.02% for the six months ended May 31, 2009 and for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006	[1]	2005		2004
$19.90		$20.47		$18.88		$18.31		$17.32

0.26		0.26		0.22		0.17		0.23
(4.87)		1.42		1.94		0.56		1.00
(4.61)		1.68		2.16		0.73		1.23

(0.30)		(0.26)		(0.24)		(0.16)		(0.24)
(1.95)		(1.99)		(0.33)		--		--
(2.25)		(2.25)		(0.57)		(0.16)		(0.24)
$13.04		$19.90		$20.47		$18.88		$18.31
(25.98)%		9.05%		11.69%		3.98	% [3]	7.09%

2.05	% [5]	2.00	% [5]	1.95	% [5]	1.93	% [5]	2.02	% [5]
1.66%		1.30%		1.11%		0.88%		0.99%
0.16%		0.10%		0.11%		0.06%		0.01%

$20,603		$26,572		$27,033		$28,922		$26,704
190%		135%		106%		50%		47%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.13
Income From Investment Operations:
Net investment income	0.05
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.78
Less Distributions:
Distributions from net investment income	(0.08)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	--
TOTAL DISTRIBUTIONS	(0.08)
Net Asset Value, End of Period	$13.83
Total Return [2]	6.65%

Ratios to Average Net Assets:
Net expenses	1.75	% [4,5]
Net investment income	1.78	% [4]
Expense waiver/reimbursement [6]	0.22	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,651
Portfolio turnover	134%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.74%, 1.75%, 1.70%, 1.67%, 1.65% and 1.74% for the six months ended May 31, 2009 and for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007		2006	[1]	2005		2004
$20.02		$20.57		$18.98		$18.40		$17.38

0.30		0.33		0.28		0.25		0.29
(4.90)		1.43		1.94		0.53		1.03
(4.60)		1.76		2.22		0.78		1.32

(0.34)		(0.32)		(0.30)		(0.20)		(0.30)
(1.95)		(1.99)		(0.33)		--		--
(2.29)		(2.31)		(0.63)		(0.20)		(0.30)
$13.13		$20.02		$20.57		$18.98		$18.40
(25.76)%		9.44%		11.98%		4.27	% [3]	7.64%

1.75	% [5]	1.70	% [5]	1.68	% [5]	1.65	% [5]	1.74	% [5]
1.93%		1.55%		1.42%		1.31%		2.52%
0.14%		0.10%		0.11%		0.05%		0.01%

$18,947		$16,070		$10,234		$1,048		$65
190%		135%		106%		50%		47%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,069.20	$ 6.45
Class B Shares	$1,000	$1,064.30	$10.55
Class C Shares	$1,000	$1,064.60	$10.55
Class K Shares	$1,000	$1,066.50	$ 9.02
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$ 6.29
Class B Shares	$1,000	$1,014.71	$10.30
Class C Shares	$1,000	$1,014.71	$10.30
Class K Shares	$1,000	$1,016.21	$ 8.80

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).The annualized net expense ratios are as follows:

Class A Shares	1.25%
Class B Shares	2.05%
Class C Shares	2.05%
Class K Shares	1.75%

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets [2]
Domestic Equity Securities	39.6%
International Equity Securities	18.1%
Mortgage-Backed Securities [3]	13.3%
Corporate Debt Securities	12.1%
U.S. Treasury and Agency Securities	10.2%
Asset-Backed Securities	1.5%
Foreign Debt Securities	1.5%
Derivative Contracts [4]	1.1%
Cash Equivalents [5]	5.1%
Other Assets and Liabilities - Net [6]	(2.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2009, the Fund's sector composition 7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Information Technology	17.7%
Health Care	16.3%
Energy	13.9%
Financials	12.2%
Consumer Discretionary	11.8%
Consumer Staples	9.7%
Industrials	9.5%
Utilities	4.1%
Materials	3.8%
Telecommunication Services	1.0%
TOTAL	100.0%

7 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--29.1%
		Consumer Discretionary--3.4%
28,900		Advance Auto Parts, Inc.	$1,230,851
42,600		Lowe's Cos., Inc.	809,826
38,550		McDonald's Corp.	2,274,065
28,600		Target Corp.	1,123,980
36,600		Yum! Brands, Inc.	1,267,458
		TOTAL	6,706,180
		Consumer Staples--2.8%
28,200		Kellogg Co.	1,219,650
66,800		Kroger Co.	1,523,040
21,585		Nestle SA	784,366
40,100		Wal-Mart Stores, Inc.	1,994,574
		TOTAL	5,521,630
		Energy--4.1%
11,300		Apache Corp.	952,138
12,200		Chevron Corp.	813,374
15,000		Devon Energy Corp.	948,600
17,000		Exxon Mobil Corp.	1,178,950
10,600		Massey Energy Co.	242,634
27	[1]	NRG Energy, Inc.	608
20,700		Petroleo Brasileiro SA, ADR	911,421
18,700		Schlumberger Ltd.	1,070,201
9,700	[1]	Transocean Ltd.	770,956
24,625		XTO Energy, Inc.	1,053,211
		TOTAL	7,942,093
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financials--3.6%
59,700		Bank of America Corp.	$672,819
11,300		Goldman Sachs Group, Inc.	1,633,641
31,800		JPMorgan Chase & Co.	1,173,420
11,200		Legg Mason, Inc.	215,936
19,400		MetLife, Inc.	611,100
4,800		PNC Financial Services Group	218,640
18,900		The Bank of New York Mellon Corp.	525,042
70,500		U.S. Bancorp	1,353,600
21,800		Wells Fargo & Co.	555,900
		TOTAL	6,960,098
		Health Care--4.7%
19,700		Abbott Laboratories	887,682
15,400	[1]	Amgen, Inc.	769,076
36,300		Baxter International, Inc.	1,858,197
8,700		Becton, Dickinson & Co.	588,816
14,800	[1]	Celgene Corp.	625,152
17,700	[1]	Community Health Systems, Inc.	467,103
18,200	[1]	Gilead Sciences, Inc.	784,420
20,800		Johnson & Johnson	1,147,328
16,300		Teva Pharmaceutical Industries, Ltd., ADR	755,668
41,300		UnitedHealth Group, Inc.	1,098,580
7,100		Wyeth	318,506
		TOTAL	9,300,528
		Industrials--2.8%
11,200	[1]	Jacobs Engineering Group, Inc.	480,480
9,300		Joy Global, Inc.	320,571
30,400		Norfolk Southern Corp.	1,130,880
30,200		Raytheon Co.	1,348,430
37,400		Tyco International Ltd.	1,032,614
21,000		United Technologies Corp.	1,104,810
		TOTAL	5,417,785
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--5.1%
4,500	[1]	Apple, Inc.	$611,145
55,100	[1]	Broadcom Corp.	1,403,948
51,600	[1]	Cisco Systems, Inc.	954,600
6,200	[1]	Citrix Systems, Inc.	194,742
102,000	[1]	EMC Corp. Mass	1,198,500
27,400	[1]	Electronic Arts, Inc.	629,926
17,600		Hewlett-Packard Co.	604,560
42,500		Intel Corp.	668,100
30,100		Microsoft Corp.	628,789
72,400		Nokia Oyj, ADR, Class A	1,107,720
51,300		Oracle Corp.	1,004,967
24,400		Qualcomm, Inc.	1,063,596
		TOTAL	10,070,593
		Materials--1.1%
18,700		Barrick Gold Corp.	712,096
8,300		Freeport-McMoRan Copper & Gold, Inc.	451,769
3,700		Rio Tinto PLC, ADR	671,328
9,800		United States Steel Corp.	333,984
		TOTAL	2,169,177
		Telecommunication Services--0.3%
18,900		Verizon Communications	553,014
		Utilities--1.2%
33,300		Progress Energy, Inc.	1,182,483
41,400		Southern Co.	1,176,174
		TOTAL	2,358,657
		TOTAL COMMON STOCKS (IDENTIFIED COST $48,702,268)	56,999,755
		ASSET-BACKED SECURITIES--1.5%
$30,560	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	19,864
800,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	740,858
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.935%, 2/10/2051	189,904
Principal Amount			Value in U.S. Dollars
		ASSET-BACKED SECURITIES--continued
$800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	$635,131
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	271,098
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	47,047
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	365,563
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	291,198
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	236,466
250,000		Morgan Stanley Capital, Inc., Series 2007IQ15, 5.881%, 06/11/2049	186,856
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,659,301)	2,983,985
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
550,000		CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040	552,933
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	649,511
6,122	[2,3]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,061
264,492		Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.50%, 12/25/2033	241,080
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,636,447)	1,446,585
		CORPORATE BONDS--7.5%
		Basic Industry - Chemicals--0.1%
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	70,202
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	42,129
100,000		Praxair, Inc., 4.625%, 03/30/2015	99,055
35,000		Rohm & Haas Co., 6.00%, 09/15/2017	30,669
		TOTAL	242,055
		Basic Industry - Metals & Mining--0.3%
80,000		Alcan, Inc., 5.00%, 06/01/2015	69,951
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	57,720
40,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	40,935
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	52,273
10,000		BHP Finance (USA), Inc., 6.50%, 04/01/2019	10,937
120,000		Barrick Gold Corp., 6.95%, 04/01/2019	126,966
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	101,148
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	92,001
		TOTAL	551,931
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Basic Industry - Paper--0.1%
$20,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	$19,800
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	1,125
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	76,910
		TOTAL	97,835
		Capital Goods - Aerospace & Defense--0.0%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.20%, 08/15/2015	46,947
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	25,524
		TOTAL	72,471
		Capital Goods - Building Materials--0.0%
50,000		RPM International, Inc., 6.50%, 02/15/2018	44,140
		Capital Goods - Diversified Manufacturing--0.3%
20,000		Dover Corp., Note, 5.45%, 03/15/2018	20,058
70,000		Emerson Electric Co., 4.875%, 10/15/2019	70,673
250,000		General Electric Co., Note, 5.00%, 02/01/2013	256,958
140,000	[2,3]	Hutchison Whampoa International Ltd., 6.50%, 02/13/2013	146,795
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 02/15/2067	31,535
50,000		Thomas & Betts Corp., Note, 7.250%, 06/01/2013	51,240
		TOTAL	577,259
		Capital Goods - Environmental--0.0%
25,000		Waste Management, Inc., 7.375%, 03/11/2019	26,911
		Capital Goods - Packaging--0.0%
40,000		Pactiv Corp., 6.4%, 1/15/2018	38,434
		Communications - Media & Cable--0.2%
75,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	83,581
100,000		Comcast Corp., 7.05%, 03/15/2033	99,639
100,000		Comcast Corp., Company Guarantee, 6.50%, 01/15/2017	103,252
110,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 01/15/2010	110,503
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	22,504
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	49,495
		TOTAL	468,974
		Communications - Media Noncable--0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	132,545
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--0.2%
$130,000		AT&T Wireless Services, Inc., 8.75%, 03/01/2031	$153,011
75,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 03/01/2011	81,615
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	89,968
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,085
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	93,778
		TOTAL	439,457
		Communications - Telecom Wirelines--0.1%
30,000		Embarq Corp., 6.738%, 06/01/2013	29,500
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	105,319
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	41,926
50,000		Verizon Communications, Sr. Unsecd. Note, 6.35%, 4/01/2019	53,174
		TOTAL	229,919
		Consumer Cyclical - Automotive--0.1%
70,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	70,358
100,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	100,715
		TOTAL	171,073
		Consumer Cyclical - Entertainment--0.1%
80,000		International Speedway Corp., 5.400%, 04/15/2014	72,748
75,000		Time Warner, Inc., 5.50%, 11/15/2011	77,457
		TOTAL	150,205
		Consumer Cyclical - Lodging--0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	37,556
		Consumer Cyclical - Retailers--0.2%
194,597	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	153,945
60,000		Costco Wholesale Corp., 5.30%, 03/15/2012	64,672
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	17,878
70,000		Target Corp., Note, 5.875%, 07/15/2016	71,857
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	44,074
		TOTAL	352,426
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--0.3%
$90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	$92,144
70,000		Bottling Group LLC, Note, 5.50%, 4/01/2016	74,597
50,000		Coca-Cola Co., 4.875%, 03/15/2019	50,856
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	30,340
60,000		General Mills, Inc., Note, 5.70%, 02/15/2017	63,659
125,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	132,326
50,000		PepsiCo, Inc., 4.65%, 02/15/2013	52,916
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	15,368
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	50,354
		TOTAL	562,560
		Consumer Non-Cyclical Health Care--0.1%
60,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	61,883
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	71,279
		TOTAL	133,162
		Consumer Non-Cyclical Pharmaceuticals--0.2%
40,000		Abbott Laboratories, 5.15%, 11/30/2012	43,703
100,000		Genentech, Inc., Note, 4.75%, 07/15/2015	100,204
180,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 03/15/2019	197,043
		TOTAL	340,950
		Consumer Non-Cyclical Products--0.0%
45,000		Philips Electronics NV, 5.75%, 03/11/2018	45,408
		Consumer Non-Cyclical Supermarkets--0.0%
25,000		Kroger Co., Bond, 6.90%, 04/15/2038	25,976
		Consumer Non-Cyclical Tobacco--0.0%
70,000		Altria Group, Inc., 9.25%, 08/06/2019	79,117
		Energy - Independent--0.1%
120,000		Canadian Natural Resources Ltd., 4.90%, 12/01/2014	116,840
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	30,973
25,000		Pemex Project Funding Master, 5.75%, 12/15/2015	24,555
19,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 09/15/2009	18,891
20,000		XTO Energy, Inc., 6.75%, 08/01/2037	19,913
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 08/01/2017	25,633
		TOTAL	236,805
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Energy - Integrated--0.2%
$60,000		Conoco, Inc., Sr. Note, 6.95%, 04/15/2029	$60,781
100,000		ConocoPhillips Australia Funding Co., 5.50%, 04/15/2013	106,151
35,000		Petro-Canada, Deb., 7.00%, 11/15/2028	29,286
55,560	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	56,766
100,000	[2,3]	StatoilHydro ASA, 5.125%, 04/30/2014	105,635
		TOTAL	358,619
		Energy - Oil Field Services--0.1%
70,000		Enbridge, Inc., Sr. Note, 5.60%, 04/01/2017	65,327
50,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	49,293
25,000		Weatherford International Ltd., 6.00%, 03/15/2018	22,322
20,000		Weatherford International Ltd., 7.00%, 03/15/2038	16,936
		TOTAL	153,878
		Energy - Refining--0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	28,110
		Financial Institution - Banking--1.5%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	47,913
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	127,016
100,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	104,093
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	52,875
120,000		Capital One Capital IV, 6.745%, 02/17/2037	80,215
60,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	61,993
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	72,401
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	153,000
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	46,717
100,000		Goldman Sachs Group, Inc., 6.60%, 01/15/2012	106,655
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	146,950
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	53,500
160,000		HSBC Finance Corp., 4.75%, 04/15/2010	163,079
200,000		HSBC Finance Corp., 5.00%, 06/30/2015	183,668
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	72,384
250,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	250,485
90,000		M & T Bank Corp., 5.375%, 05/24/2012	86,159
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 08/15/2012	$30,174
100,000		Morgan Stanley Group, Inc., 5.30%, 03/01/2013	100,597
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	99,076
30,000		Northern Trust Corp., 4.625%, 05/01/2014	30,878
100,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	102,217
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	13,140
474,723	[2,3]	Regional Diversified Funding, 9.25%, 03/15/2030	226,524
100,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 09/01/2010	99,067
20,000		State Street Corp., Sr. Note, 4.30%, 05/30/2014	20,087
100,000		U.S. Bank, N.A., 6.30%, 02/04/2014	108,104
100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 02/01/2015	95,900
140,000		Wachovia Corp., 5.750%, 02/01/2018	131,774
30,000		Wells Fargo Bank, N.A., Sub. Note, 6.450%, 02/01/2011	31,272
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	68,405
		TOTAL	2,966,318
		Financial Institution - Brokerage--0.3%
220,000		Blackrock, Inc., 6.25%, 09/15/2017	224,473
40,000		Eaton Vance Corp., 6.50%, 10/02/2017	37,019
100,000	[2,3]	FMR Corp., 4.750%, 03/01/2013	91,870
190,000		Invesco Ltd., Note, 4.50%, 12/15/2009	186,572
25,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 06/15/2012	20,639
30,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	23,700
60,000		Lehman Brothers Holdings, Note, 4.80%, 3/13/2014	9,150
30,000		Nuveen Investments, 5.50%, 09/15/2015	10,950
30,000		Nuveen Investments, 5.00%, 9/15/2010	25,500
		TOTAL	629,873
		Financial Institution - Finance Noncaptive--0.6%
210,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	217,615
100,000		American International Group, Inc., Sr. Note, 4.70%, 10/01/2010	73,375
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 08/15/2013	128,091
80,000		Capmark Financial Group, Company Guarantee, Series WI, 8.30%, 5/10/2017	21,791
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	493,003
30,000		General Electric Capital Corp., Note, Series MTN, 6.75%, 03/15/2032	27,693
75,000		General Electric Capital, Note, 6.125%, 2/22/2011	78,907
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	30,689
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	71,700
		TOTAL	1,142,864
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.1%
$50,000		CIGNA Corp., 6.35%, 03/15/2018	$43,306
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 02/15/2018	48,151
50,000		Wellpoint, Inc., 5.85%, 01/15/2036	38,365
		TOTAL	129,822
		Financial Institution - Insurance - Life--0.6%
100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	83,852
90,000		MetLife, Inc., 6.75%, 06/01/2016	91,463
300,000	[2,3]	Pacific LifeCorp., Bond, 6.60%, 09/15/2033	241,365
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	34,357
750,000	[2,3]	Union Central Life Ins Co, Note, 8.20%, 11/1/2026	696,800
		TOTAL	1,147,837
		Financial Institution - Insurance - P&C--0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 02/15/2017	75,660
80,000		CNA Financial Corp., 6.50%, 08/15/2016	62,351
15,000		Chubb Corp., Sr. Note, 5.75%, 05/15/2018	15,307
50,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 04/15/2016	40,900
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 03/15/2014	76,618
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	10,184
		TOTAL	281,020
		Financial Institution - REITs--0.2%
40,000		Equity One, Inc., Bond, 6.00%, 09/15/2017	29,744
40,000		Liberty Property LP, 6.625%, 10/01/2017	34,109
120,000		Prologis, Sr. Note, 5.50%, 04/01/2012	108,299
40,000		Simon Property Group LP, 6.75%, 05/15/2014	40,216
60,000		Simon Property Group, Inc., Note, 7.75%, 1/20/2011	61,974
50,000		Simon Property Group, Inc., 6.35%, 08/28/2012	49,993
		TOTAL	324,335
		Foreign-Local-Government--0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	55,813
		Municipal Services--0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	93,779
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	67,887
		TOTAL	161,666
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Sovereign--0.1%
$100,000		Corp Andina De Fomento, Bond, 7.375%, 01/18/2011	$103,677
		Technology--0.2%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 02/22/2016	21,356
40,000		Dell Computer Corp., Deb., 7.10%, 04/15/2028	40,929
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 03/15/2011	61,312
105,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	104,317
50,000		Harris Corp., 5.95%, 12/01/2017	44,172
60,000		Hewlett-Packard Co., Note, 5.40%, 03/01/2017	62,838
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 01/15/2011	105,325
		TOTAL	440,249
		Transportation - Airlines--0.0%
100,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	75,082
		Transportation - Railroads--0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	99,760
50,000		Norfolk Southern Corp., Note, 6.75%, 02/15/2011	53,031
50,000		Union Pacific Corp., 4.875%, 01/15/2015	49,670
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	43,551
		TOTAL	246,012
		Transportation - Services--0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	64,604
		Utility - Electric--0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 01/15/2020	65,610
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	39,812
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 03/15/2018	49,470
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 09/15/2016	41,672
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 04/01/2019	11,099
100,000		Duke Capital Corp., Sr. Note, 6.25%, 02/15/2013	102,370
60,000	[2,3]	Electricite De France, 5.50%, 01/26/2014	64,724
100,000		Exelon Generation Co. LLC, 6.95%, 06/15/2011	105,563
96,037	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	93,727
120,000		MidAmerican Energy Co., 4.65%, 10/01/2014	125,026
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 03/01/2018	30,827
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	44,069
40,000		Progress Energy, Inc., 7.05%, 03/15/2019	43,833
100,000		Union Electric Co., 6.00%, 04/01/2018	94,981
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	84,253
		TOTAL	997,036
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Natural Gas Distributor--0.1%
$120,000		Atmos Energy Corp., 5.125%, 01/15/2013	$117,890
15,000		Atmos Energy Corp., 8.50%, 03/15/2019	16,405
60,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 06/01/2016	61,560
		TOTAL	195,855
		Utility - Natural Gas Pipelines--0.1%
60,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 01/31/2014	67,045
60,000		Kinder Morgan Energy Partners LP, 6.75%, 03/15/2011	63,112
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 03/15/2035	78,190
		TOTAL	208,347
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,034,002)	14,768,186
		CORPORATE NOTE--0.1%
125,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010 (IDENTIFIED COST $124,987)	127,389
		GOVERNMENT AGENCIES--4.0%
2,550,000		Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012	2,775,106
5,000,000		Federal National Mortgage Association, 2.75%, 2/5/2014	5,017,096
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,559,603)	7,792,202
		GOVERNMENTS/AGENCIES--0.1%
		Sovereign--0.1%
75,000		United Mexican States, 6.625%, 03/03/2015	81,985
30,000		United Mexican States, Series MTNA, 6.75%, 09/27/2034	30,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,865)	112,735
		MORTGAGE-BACKED SECURITIES--0.6%
10,063		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	10,956
7,950		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	8,635
22,290		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	23,965
18,188		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	19,555
6,315		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	6,789
27,438		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	28,945
79,175		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	82,725
Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES--continued
$8,827		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	$9,030
1,534		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,624
20,961		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	22,090
23,480		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	25,214
15,812		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	17,029
35,620		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	37,011
87,030		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	90,210
84,981		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	88,087
38,332		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	40,458
78,260		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	81,234
90,296		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	94,430
3,782		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	4,310
2,018		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,205
15,825		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	17,291
769		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	808
33,822		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	36,950
3,854		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	4,076
1,548		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,690
335		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	366
78,279		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	82,694
31,279		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	33,043
70,715		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	73,447
96,470		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	99,171
1,521		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,644
6,558		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	7,120
16,323		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	17,509
494		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	537
992		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	1,064
Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES--continued
$10,933		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	$11,911
13,786		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	14,795
2,557		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,769
16,922		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	18,372
15,801		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	17,214
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,093,780)	1,136,973
		U.S. TREASURY--6.2%
1,600,000	[4,5]	United States Treasury Bill, 0.095%, 7/2/2009	1,599,879
200,000		United States Treasury Bill, 0.18%, 7/9/2009	199,983
3,000,000	[4,5]	United States Treasury Bill, 0.18%, 7/30/2009	2,999,410
500,000		United States Treasury Bond, 3.500%, 2/15/2039	431,328
1,200,000		United States Treasury Bond, 4.500%, 5/15/2038	1,233,375
750,000	[5]	United States Treasury Note, 1.750%, 1/31/2014	734,883
2,500,000		United States Treasury Note, 1.750%, 3/31/2014	2,439,453
400,000		United States Treasury Note, 2.750%, 10/31/2013	411,203
1,000,000		United States Treasury Note, 2.750%, 2/15/2019	940,742
100,000		United States Treasury Note, 3.125%, 8/31/2013	104,586
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,083,912
		TOTAL U.S. TREASURY (IDENTIFIED COST $12,605,622)	12,178,754
		EXCHANGE-TRADED MUTUAL FUNDS--28.6%
209,448		iShares MSCI Canada Index Fund	4,840,343
257,263		iShares MSCI Emerging Market Index Fund	8,556,568
270,569		iShares MSCI Germany Index Fund	5,227,393
156,068		iShares MSCI Japan Index Fund	1,462,357
155,473		iShares MSCI Singapore Index Fund	1,456,782
76,381		iShares MSCI Switzerland Index Fund	1,384,788
346,495		iShares MSCI United Kingdom Index Fund	4,757,376
20,153		iShares Russell 1000 Index Fund	1,021,959
545,897		iShares Russell 2000 Index Fund	27,442,242
		TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $53,152,013)	56,149,808
Shares			Value in U.S. Dollars
		MUTUAL FUNDS--21.6% [6]
181,753		Emerging Markets Fixed Income Core Fund	$3,678,809
2,147,824		Federated Mortgage Core Portfolio	21,542,679
1,529,044		High Yield Bond Portfolio	8,241,546
8,854,877	[7]	Prime Value Obligations Fund, Institutional Shares, 0.87%	8,854,877
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $41,606,725)	42,317,911
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $186,281,613) [8]	196,014,283
		OTHER ASSETS AND LIABILITIES - NET--(0.0)% [9]	(7,264)
		TOTAL NET ASSETS--100%	$196,007,019

At May 31, 2009, the Fund had the following outstanding futures contracts:

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]	AEX Index Short Futures	20	$ 1,038,800	June 2009	$ (61,143)
[1]	ASX SPI 200 Index Short Futures	21	$ 1,994,475	June 2009	$ 33,327
[1]	Hang Seng Index Short Futures	23	$20,872,500	June 2009	$ (45,250)
[1]	IBEX 35 Index Short Futures	16	$ 1,508,720	June 2009	$ (89,289)
[1]	OMX 30 Index Short Futures	38	$ 2,949,750	June 2009	$ 1,205
[1]	S&P MIB Index Short Futures	16	$ 1,590,560	June 2009	$ (77,754)
[1]	U.S. Treasury Notes 2-Year Short Futures	10	$ 2,168,125	September 2009	$ 916
[1]	CAC 40 Index Long Futures	157	$ 5,127,620	June 2009	$ 255,839
[1]	DAX Index Long Futures	9	$ 1,110,600	June 2009	$ 22,075
[1]	FTSE 100 Index Long Futures	21	$ 922,005	June 2009	$ 35,741
[1]	German Euro Bund Long Futures	26	$ 3,107,780	June 2009	$ (162,205)
[1]	German Euro Schatz Long Futures	2	$ 215,660	September 2009	$ 488
[1]	German Euro Schatz Long Futures	5	$ 540,850	June 2009	$ 1,993
[1]	SGX MSCI Singapore Index Long Futures	94	$ 5,226,306	June 2009	$ 183,256
[1]	S&P 500 Index Long Futures	86	$19,739,150	June 2009	$ 2,092,935
[1]	S&P TSE 60 Index Long Futures	14	$ 1,768,760	June 2009	$ 98,426
[1]	Swiss Market Index Long Futures	34	$ 1,820,020	June 2009	$ 26,345
	U.S. Treasury Bond 30-Year Long Futures	29	$ 3,412,031	September 2009	$ (100,430)
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 2,216,475

At May 31, 2009, the Fund had the following open swap contract:

Credit Default Swap Counter- party	Reference Entity	Buy/ Sell	Pay/ Re- ceive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2009 [10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs & Co.	Series 12 Investment Grade Index	Sell	1.00%	6/20/2014	0.65%	$5,000,000	$(87,096)	$(169,139)	$82,043

Net Unrealized Appreciation on Futures Contracts and Swap Contract is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2009, these restricted securities amounted to $2,538,357, which represented 1.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At May 31, 2009, these liquid restricted securities amounted to $2,538,357, which represented 1.3% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Discount rate at time of purchase.

6 Affiliated companies.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $186,288,862.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

10 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the term of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds**	$154,683,108	$2,216,475
Level 2--Other Significant Observable Inputs	41,331,175	82,043
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$196,014,283	$2,298,518

* Other financial instruments include futures contracts and swap contract.

** Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $42,317,911 of investments in affiliated issuers (Note 5) (identified cost $186,281,613)		$196,014,283
Cash		450
Income receivable		525,016
Receivable for daily variation margin		374,290
Receivable for investments sold		925,324
Receivable for shares sold		106,399
Receivable for periodic payments from swap contracts		10,228
Other receivables		6,066
TOTAL ASSETS		197,962,056
Liabilities:
Payable for investments purchased	$1,323,256
Payable for shares redeemed	343,119
Income distribution payable	38,233
Payable for Directors'/Trustees' fees	1,804
Payable for distribution services fee (Note 5)	35,873
Payable for shareholder services fee (Note 5)	39,924
Swaps, at value (premium received $169,139)	87,096
Accrued expenses	85,732
TOTAL LIABILITIES		1,955,037
Net assets for 14,205,931 shares outstanding		$196,007,019
Net Assets Consist of:
Paid-in capital		$235,428,597
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency, futures contracts and swap contracts		12,033,280
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and swap contracts		(50,606,196)
Distributions in excess of net investment income		(848,662)
TOTAL NET ASSETS		$196,007,019

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($129,819,002 ÷ 9,402,943 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$13.81
Offering price per share (100/94.50 of $13.81)	$14.61
Redemption proceeds per share	$13.81
Class B Shares:
Net asset value per share ($19,622,140 ÷ 1,423,735 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$13.78
Offering price per share	$13.78
Redemption proceeds per share (94.50/100 of $13.78)	$13.02
Class C Shares:
Net asset value per share ($21,914,629 ÷ 1,596,303 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$13.73
Offering price per share	$13.73
Redemption proceeds per share (99.00/100 of $13.73)	$13.59
Class K Shares:
Net asset value per share ($24,651,248 ÷ 1,782,950 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$13.83
Offering price per share	$13.83
Redemption proceeds per share	$13.83

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $1,115,710 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $19,995)		$2,370,998
Interest		820,103
Investment income allocated from affiliated partnership (Note 5)		45,565
TOTAL INCOME		3,236,666
Expenses:
Investment adviser fee (Note 5)	$653,808
Administrative personnel and services fee (Note 5)	134,631
Custodian fees	14,684
Transfer and dividend disbursing agent fees and expenses--Class A Shares	154,162
Transfer and dividend disbursing agent fees and expenses--Class B Shares	30,023
Transfer and dividend disbursing agent fees and expenses--Class C Shares	25,644
Transfer and dividend disbursing agent fees and expenses--Class K Shares	41,306
Directors'/Trustees' fees	6,630
Auditing fees	13,089
Legal fees	4,303
Portfolio accounting fees	54,674
Distribution services fee--Class B Shares (Note 5)	72,971
Distribution services fee--Class C Shares (Note 5)	76,269
Distribution services fee--Class K Shares (Note 5)	51,328
Shareholder services fee--Class A Shares (Note 5)	147,144
Shareholder services fee--Class B Shares (Note 5)	24,324
Shareholder services fee--Class C Shares (Note 5)	25,049
Account administration fee--Class A Shares	2,347
Account administration fee--Class C Shares	207
Share registration costs	26,559
Printing and postage	51,646
Insurance premiums	2,316
Miscellaneous	5,402
EXPENSES BEFORE ALLOCATION	1,618,516
Expenses allocated from affiliated partnership	153
TOTAL EXPENSES	1,618,669

Statement of Operations-continued

Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(164,536)
Waiver of administrative personnel and services fee (Note 5)	(26,513)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	(58,509)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	(10,259)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	(5,011)
Waiver of distribution services fee--Class K Shares (Note 5)	(200)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(12,151)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(277,179)
Net expenses			$1,341,490
Net investment income			1,895,176
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Swap Contracts:
Net realized loss on investments and foreign currency transactions (including realized loss of $4,153,518 on sales of investments in affiliated issuers) (Note 5)			(19,265,356)
Net realized loss on futures contracts			(382,462)
Net realized gain on swap contracts			1,740
Net realized loss allocated from affiliated partnership			(87,757)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			28,157,285
Net change in unrealized appreciation on futures contracts			1,887,807
Net change in unrealized appreciation on swap contracts			(35,126)
Net realized and unrealized gain on investments, foreign currency transactions, futures contracts and swap contracts			10,276,131
Change in net assets resulting from operations			$12,171,307

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,895,176	$5,553,895
Net realized loss on investments including allocation from affiliated partnership, foreign currency transactions, futures contracts and swap contracts	(19,733,835)	(29,685,004)
Realized gain distributions from affiliated investment company shares	--	3,037,079
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency, futures contracts and swap contracts	30,009,966	(46,314,638)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,171,307	(67,408,668)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,823,751)	(4,209,600)
Class B Shares	(218,141)	(558,754)
Class C Shares	(224,565)	(436,499)
Class K Shares	(252,906)	(373,935)
Distributions from net realized gain on investments, foreign currency transactions, futures contracts and swap contracts
Class A Shares	--	(18,997,795)
Class B Shares	--	(3,970,690)
Class C Shares	--	(2,615,505)
Class K Shares	--	(1,610,535)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,519,363)	(32,773,313)
Share Transactions:
Proceeds from sale of shares	30,482,040	61,467,368
Net asset value of shares issued to shareholders in payment of distributions declared	2,361,064	30,823,744
Cost of shares redeemed	(33,048,495)	(85,242,261)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(205,391)	7,048,851
Change in net assets	9,446,553	(93,133,130)
Net Assets:
Beginning of period	186,560,466	279,693,596
End of period (including distributions in excess net investment income of $(848,662) and $(224,475), respectively)	$196,007,019	$186,560,466

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Stock and Bond Fund (formerly, Federated Stock and Bond Fund, Inc.) (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland Corporation to a Massachusetts business trust. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

Through September 4, 2008, as an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2009 is $5,000,000.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as, "Net realized gain (loss) on swap contracts," in the Statement of Operations. For the six months ended May 31, 2009, the Fund had a net realized gain on swap contracts of $1,740.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset			Liability
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Interest rate contracts	Receivable for daily variation margin	$(259,238	)*	--	$ --
Equity contracts	Receivable for daily variation margin	2,475,713	*	--	--
Credit contracts	Receivable for periodic payments from swap contracts	10,228		swaps, at value	(87,096)
TOTAL DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER STATEMENT 133		$2,226,703		--	$(87,096)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ --	$ 215,443	$ 215,443
Equity contracts	--	(597,905)	(597,905)
Credit contracts	1,740	--	1,740
TOTAL	$1,740	$(382,462)	$(380,722)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ --	$(424,223)	$ (424,223)
Equity contracts	--	2,312,030	2,312,030
Credit contracts	(35,126)	--	(35,126)
TOTAL	$ (35,126)	$1,887,807	$1,852,681

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,067,367	$13,723,225	1,736,691	$28,811,635
Shares issued to shareholders in payment of distributions declared	132,784	1,701,540	1,246,091	21,865,220
Shares redeemed	(1,361,236)	(17,290,028)	(3,205,676)	(52,219,023)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(161,085)	$(1,865,263)	(222,894)	$(1,542,168)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	126,616	$1,625,517	253,445	$4,287,345
Shares issued to shareholders in payment of distributions declared	15,862	203,841	242,313	4,277,122
Shares redeemed	(372,208)	(4,709,319)	(914,395)	(15,004,715)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(229,730)	$(2,879,961)	(418,637)	$(6,440,248)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	493,726	$6,287,439	643,591	$10,471,614
Shares issued to shareholders in payment of distributions declared	15,839	202,804	154,274	2,697,569
Shares redeemed	(493,692)	(6,309,933)	(552,725)	(8,864,283)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	15,873	$180,310	245,140	$4,304,900

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	694,089	$8,845,859	1,099,593	$17,896,774
Shares issued to shareholders in payment of distributions declared	19,649	252,879	113,667	1,983,833
Shares redeemed	(374,105)	(4,739,215)	(572,618)	(9,154,240)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	339,633	$4,359,523	640,642	$10,726,367
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(35,309)	$(205,391)	244,251	$7,048,851

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $186,288,862. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $9,725,421. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,218,276 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,492,855.

At November 30, 2008, the Fund had a capital loss carryforward of $24,377,276 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,127,965
2010	$ 1,244,627
2016	$ 22,004,684

As a result of the tax-free transfer of assets from Vintage Balanced Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $159,036 of its fee. For the six months ended May 31, 2009, an affiliate of the adviser reimbursed $73,779 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (the "Sub-Advisers"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2009, FIMCO and FEMCOPA earned fees of $87,979 and $256,554, respectively.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.119% of average daily net assets of the Fund. FAS waived $26,513 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, FSC voluntarily waived $200 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $6,452 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $8,400 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.05%, 2.05% and 1.75%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $5,500. Transactions with affiliated companies during the six months ended May 31, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
Emerging Markets Fixed Income Core Fund	47,274	163,790	29,311	181,753	$ 3,678,809	$ 45,565
Federated InterContinental Fund, Institutional Shares	8,746	558	9,304	--	--	17,754
Federated Mortgage Core Portfolio	4,526,393	76,447	2,455,016	2,147,824	21,542,679	760,596
High Yield Bond Portfolio	835,952	1,010,815	317,723	1,529,044	8,241,546	255,550
Prime Value Obligations Fund, Institutional Shares	4,610,280	99,144,046	94,899,449	8,854,877	8,854,877	81,810
TOTAL OF AFFILIATED TRANSACTIONS	10,028,645	100,395,656	97,710,803	12,713,498	$42,317,911	$1,161,275

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2009, the Fund's expenses were reduced by $12,151 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$223,591,504
Sales	$237,719,943

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

12. SUBSEQUENT EVENT

On Wednesday, June 10, 2009 the Fund's Shareholders approved the merger of Federated Target ETF Funds (2015, 2025 and 2035) into the Fund. The merger occurred as a tax-free reorganization at the close of business on Friday, June 12, 2009.

In addition, on June 12, 2009, the Fund's Institutional Share class commenced operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED STOCK AND BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

8080105 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009